                  AH&H PARTNERS FUND LIMITED PARTNERSHIP
                        Report on Financial Statements
                   For the Month Ending Sept. 30, 1998
                             (unaudited)

                   AH&H PARTNERS FUND LIMITED PARTNERSHIP
                        Report on Financial Statements
                   For the Month Ending Sept. 30, 1998
                              (unaudited)






                               CONTENTS

                                                            PAGE

          Investment Portfolio
          as of SEPT 30, 1998 (unaudited)                   3-5

          Statement of Assets and Liabilities                 6
          as of SEPT. 30, 1998 (unaudited)

          Statement of Operations
          for the month ended SEPT. 30, 1998                  7
          (unaudited)

          Statement of Changes in Net Assets
          for the month ended SEPT. 30, 1998                  8
          (unaudited)

          Notes to Financial Statements                      9-10

                     AH&H PARTNERS FUND LIMITED PARTNERSHIP
                              Investment Portfolio
                              As of SEPT. 30, 1998
                                   (unaudited)


INDUSTRY & COMPANY                                 Shares     Value

EQUITY SECURITIES - COMMON STOCK     73.9%

    COMMUNICATIONS                    4.1%

     Alpha Industries                              50,000      $568,750
     Natural Microsystems Corp.                    25,000      $264,062

    CONSUMER- Electronics             8.8%

     CompUSA, Inc.                                30,000       $519,375
     ScanSource                                   80,000       $1,260,000

    CONSUMER-GENERAL                 12.5%

     A.T. Cross                                   60,100       $428,213
     Party City                                   66,500       $938,437
     Safety First                                 150,000      $806,250
     West Marine                                   40,000      $355,000


    ELECTRONIC COMPONENTS           14.8%

     CP Clare Corp.                               110,000      $673,750
     PCD, Inc.                                    106,500      $1,331,250
     Unitrode                                      93,000      $988,125

    FACTORY AUTOMATION               2.6%

     Concentra                                    150,000       $534,375

    INFORMATION TECHNOLOGY           7.8%

     Tier Technology                               95,328      $1,571,427

    INTERNET                         1.6%

     Asymetrix Corp.                               50,405        $321,333



     The accompanying notes are an integral part of these financial statements.
                                        4

                     AH&H PARTNERS FUND LIMITED PARTNERSHIP
                               Investment Portfolio
                               As of Sept. 30, 1998
                                    (unaudited)

 INDUSTRY & COMPANY                              Shares       Value

  Equity Securities - Common Stock   73.9%

     MEDICAL                          5.4%

        Ascent Pediatrics                       130,769       $310,577
        Hologic                                  60,000       $780,000

     NATURAL PRODUCTS                 5.9%
        AMBI                                    330,000       $257,813
        Opta Food Ingredients, Inc.             239,000       $926,125

     NETWORKING                       3.0%
        Shiva                                   150,000       $600,000

     SEMICONDUCTORS                   0.8%
        Aseco Corp.                             139,820       $166,036

     SOFTWARE                         6.6%
        INSO Corp                                70,000      $1,338,750

     Total Common Stock    (Cost $22,981,562)               $14,939,648


    PRIVATE HOLDINGS                 18.4%

       Advanced UroScience, Inc.                346,429      $1,818,752
       Cerulean Technology-Series B Pfd.        255,546        $321,988
       Cerulean Technology-Series C Pfd.         42,857         $54,000
       Marathon Technologies-Ser.B               31,250        $375,000
       Marathon Technologies-Ser.D               20,833        $249,996
       Molecular Geodesics                      500,000        $500,000
       Sys-Tech Solutions (Common Stock)        149,965         $14,996
       Sys-Tech Solutions- Series A Pfd           2,777        $277,700
       Sys-Tech Solutions0 Series B Pfd           1,020        $102,000

    Total Private Holdings   (Cost $3,033,905)                $3,714,432


    CASH & EQUIVALENTS               7.7%

       Fidelity Daily Money Market Fund                      $1,288,221
       Fidelity US Treasury Income Fund                      $263,503

    Total Cash & Equivalents (Cost $1,551,724)               $1,551,724

   TOTAL INVESTMENT PORTFOLIO        100%                    $20,205,804
          (Cost $27,567,191)

     The accompanying notes are an integral part of these financial  statements.
                                        5

                  AH&H PARTNERS FUND LIMITED PARTNERSHIP
                    Statement of Assets and Liabilities
                          As of Sept 30, 1998
                               (unaudited)



                                                         Month Ended
                                                         Sept 30, 1998
                                                         --------------
ASSETS

   Investments at value (Cost Basis $27,567,191)           $20,205,804
   Cash                                                           $100


   Total Assets                                             $20,205,904
                                                           -------------
                                                           -------------
LIABILITIES

   Accrued management fees                                      $50,515
   Accrued capital withdrawals                               $1,349,254
                                                            -------------

  Total Liabilities                                          $1,399,769
                                                           -------------

NET ASSETS                                                  $18,806,135
                                                           -------------
                                                          -------------


     The accompanying notes are an integral part of these financial statements.

                      AH&H PARTNERS FUND LIMITED PARTNERSHIP
                             Statement of Operations
                        For the month ended Sept 30, 1998
                                   (unaudited)



                                                        Month Ended
                                                        Sept 30, 1998
                                                       ----------------
    INVESTMENT INCOME

      Income:
         Dividends                                          $23,896
                                                         ----------------
      Total Income                                          $23,896

      Expenses:
         Management Fees                                    $50,515
                                                          ----------------
      Total expenses                                        $50,515

     Net investment loss                                   ($26,619)
                                                       ----------------
                                                       ----------------

   NET REALIZED & UNREALIZED GAIN(LOSS)
     Net realized loss                                     ($18,760)

     Net unrealized depreciation                         ($5,389,867)

     Net loss on investments                              $5,408,627
                                                        ---------------

     NET DECREASE IN NET ASSETS                           $5,435,246
                                                        ---------------
                                                        ---------------






     The accompanying notes are an integral part of these financial statements.

                     AH&H PARTNERS FUND LIMITED PARTNERSHIP
                       Statement of Changes in Net Assets
                         For month ended Sept 30, 1998
                                  (unaudited)


                                                        Month Ended
                                                        Sept 30, 1998
                                                       ------------------

   INCREASE IN NET ASSETS

      Operations:
        Net investment loss                                 ($26,619)
        Net realized loss                                   ($18,760)
        Net unrealized depreciation                        ($5,389,867)
                                                       ----------------

   Net decrease in net assets from operations             ($5,435,246)

   Contributions to capital                                 $100,000

   Withdrawals from capital                               ($1,349,254)
                                                       -----------------

   DECREASE IN NET ASSETS                                 ($6,684,500)

   Net assets at beginning of period                      $25,490,635

   NET ASSETS AT END OF PERIOD                            $25,490,635
                                                       -----------------
                                                       -----------------








     The accompanying notes are an integral part of these financial statements.

                     AH&H PARTNERS FUND LIMITED PARTNERSHIP
                          Notes to Financial Statements
                          For month ended Sept 30, 1998
                                 (audited)




 1 - SIGNIFICANT ACCOUNTING POLICIES

    The AH&H Partners Fund Limited Partnership(the "Partnership")was organized June 8,1990 as a Massachusetts limited partnership and is registered with the Securities and Exchange Commission as a closed-end, non-diversified management investment company. The Agreement of Limited Partnership was amended and restated on September 13,1990, April 1,1992 and January 1,1996. The Partner-ship operates under the Investment Company Act of 1940(the "1940 Act") as an interval fund. The Partnership's interests are not registered under the Securities Act of 1933.

    Adams, Harkness & Hill, Inc., a Massachusetts Corporation, serves as Managing General Partner. The Managing General Partner must maintain a capital account balance equal to the lesser of 1% of the sum of all the positive capital account balances of all the Partners or the greater of $500,000 or 0.2% of the sum of the positive capital account balances of all the Partners.

    The policies described below are followed consistently by the Partner-ship in preparation of its financial statements in conformity with generally accepted accounting principles.

    Security Valuation

    Portfolio securities which are traded on U.S. stock exchanges are valued at the most recent sale price reported on the exchange on which the security is traded most extensively. If no sale occurred, the security is valued at the mean between the closing bid and asked prices. Securities for which market quotations are not readily available are valued at "fair value" as determined in good faith by the general partner.

    Securities Sold Short

    The Partnership is engaged in selling securities short, which obligates the Partnership to replace a security borrowed by purchas-ing the same security at current market value. The Partnership would incur a loss if the price of the security increases between the date of the short sale and the date on which the Partnership replaces the borrowed security. The Partnership would realize a gain if the price of the security declines between those dates.

    Securities Transactions and Investment Income

    Securities transactions are recorded on a trade-date basis. Securities gains or losses are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, includ-ing original issue discount, where applicable, is recorded on an accrual basis, except for bonds trading "flat", in which case interest is recorded when received.

                      AH&H PARTNERS FUND LIMITED PARTNERSHIP
                           Notes to Financial Statements
                       For month ended Sept 30, 1998
                                   (audited)




 1 - SIGNIFICANT ACCOUNTING POLICIES (Continued)

      Federal and State Income Taxes

    No federal or state income tax is imposed on the Partnership as an entity. The Partnership's income, gains, losses, deductions and credits flow through to the Partners. Each partner must include his or her share of partnership income in his or her tax returns.


 2 - INVESTMENT ADVISORY AGREEMENTS & TRANSACTIONS WITH AFFILIATED PERSONS

    The Partnership has an investment advisory agreement with the Managing General Partner. Certain individuals who are executive officers and directors of the Managing General Partner are also Limited Partners of the Partnership.

    For the three month ended Sept 30, 1998, the Managing
    General Partner received fees of $50,515 for investment and advisory services under the agreement. The fee is paid quarterly with an annual fee basis of 1%. In addition, the Partnership Agreement provides for a performance allocation from the Limited Partners to the General Partner, equal to 15% of the return which exceeds a cumulative 6% annual return. The performance allocation, if there is one, is determined after the close of the calendar year.


 3 - INVESTMENT TRANSACTIONS

    Purchases and proceeds from sales of investment securities (excluding short term investments) for the three months ended Sept. 30, 1998 aggregated $290,000 and $345,363.43 respectively.


 4 - SIGNIFICANT SUBSEQUENT EVENT

    The Partnership agreement provides for a Partnership termination date of December 31, 2050.